10-Q STOCK-BASED COMPENSATION - Restricted Stock Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restricted Stock Units (RSUs)
Number of Shares
Outstanding at beginning of period (in shares)	2,429,500	0
Granted (in shares)	108,000	2,468,500
Vested (in shares)	0	(39,000)
Forfeited (in shares)	0	0
Outstanding at end of period (in shares)	2,537,500	2,429,500
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in dollars per share)	$ 6.16	$ 0
Granted (in dollars per share)	12.37	6.16
Outstanding at end of period (in dollars per share)	$ 6.42	$ 6.16
CEO Restricted Stock
Number of Shares
Outstanding at beginning of period (in shares)	4,569,922	0
Granted (in shares)	0	4,569,922
Vested (in shares)	0
Forfeited (in shares)	0	0
Outstanding at end of period (in shares)	4,569,922	4,569,922
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in dollars per share)	$ 10.03	$ 0
Granted (in dollars per share)	0	10.03
Outstanding at end of period (in dollars per share)	$ 10.03	$ 10.03